Financial Risk Management - Additional Information (Detail) € in Millions, SFr in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 USD ($)	Jun. 30, 2018 CHF (SFr)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)
Disclosure of liquidity risk [line items]
Percentage of trade account receivables insured	88.00%		88.00%
Liquidity value	€ 669
Cash and cash equivalents	164				€ 269		€ 347	€ 472
Undrawn facilities	505
Revolving credit facilities outstanding	335
Forward contract [member]
Disclosure of liquidity risk [line items]
Total nominal amount forward contracts | SFr				SFr 174
Unrealized gain / loss of the net investment hedge	(4)
Derivative classified as cash flow hedge [member]
Disclosure of liquidity risk [line items]
Nominal amount hedging instrument | $			$ 369			$ 484
Forward purchase contracts versus EURO [member]
Disclosure of liquidity risk [line items]
Net position hedges related to loans and deposits | $		$ 170
Forward purchase contracts [member] | Cross currency swaps [member]
Disclosure of liquidity risk [line items]
Net position hedges related to loans and deposits | $		620
Forward sale contracts [member] | Foreign exchange forward contracts [member]
Disclosure of liquidity risk [line items]
Net position hedges related to loans and deposits | $		235
Forward sale contracts [member] | Cross currency swaps [member]
Disclosure of liquidity risk [line items]
Net position hedges related to loans and deposits | $		$ 215
Pan US ABL facility (due 2022) [member]
Disclosure of liquidity risk [line items]
Borrowing base | $			$ 300
French inventory facility [member]
Disclosure of liquidity risk [line items]
Borrowing base	80
Commodity price risk [member]
Disclosure of liquidity risk [line items]
Margin requirement for aluminum and other commodity hedges	5
10% increase or decrease in the market price [member] | Aluminium [member]
Disclosure of liquidity risk [line items]
Impact of increase or decrease in market price in gain or loss from derivatives	€ 37
Top of range [member] | Derivative classified as cash flow hedge [member]
Disclosure of liquidity risk [line items]
Maturity period	2022	2022
Top of range [member] | 50 basis point increase or decrease in the LIBOR or EURIBOR interest rates [member]
Disclosure of liquidity risk [line items]
Impact of increase or decrease in interest rate in income before income tax	€ 1
Bottom of range [member] | Derivative classified as cash flow hedge [member]
Disclosure of liquidity risk [line items]
Maturity period	2019	2019